SHARE-BASED PAYMENTS (Details 2) - Multiplus S.A. [Member] - Subsidiaries Compensation Plans [Member] - Stock Option [Member] - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number of shares non accrued options	$ 316,025	$ 394,698
3rd Grant - 03/21/2012 [Member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number of shares non accrued options	84,249	84,249
4th Grant - 04/03/2013 [Member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number of shares non accrued options	163,251	173,399
4th Extraordinary Grant - 11/20/2013 [Member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number of shares non accrued options	$ 68,525	$ 137,050